Note 23 - Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Quarterly Financial Information [Text Block]
NOTE
23
 - QUARTERLY FINANCIAL DATA (UNAUDITED)

The following represents a summary of selected unaudited quarterly financial data for
2019
and
2018
:

	(in thousands, except share data)
		Net		Net Income
	Interest	Interest	Net	Per Share
	Income	Income	Income	Basic	Diluted
2019
First quarter	$8,986	$6,935	$1,814	$0.55	$0.55
Second quarter	$9,470	$7,245	$2,285	$0.70	$0.70
Third quarter	$9,595	$7,271	$2,418	$0.74	$0.74
Fourth quarter	$9,768	$7,444	$4,144	$1.27	$1.26

2018
First quarter	$7,741	$6,530	$1,799	$0.55	$0.55
Second quarter	$8,710	$7,326	$2,200	$0.67	$0.67
Third quarter	$8,758	$7,072	$1,786	$0.55	$0.55
Fourth quarter	$9,156	$7,279	$2,435	$0.74	$0.74